Consolidated Statements of Shareholders' Equity (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Tax on effective portion of gains or losses on cash flow hedges	$ 1.30	$ 1.20	$ 2.90
Tax on net actuarial loss, prior service cost and net transition asset	(40.0)	(3.3)	6.2
Tax on stock issued under option plans	$ (0.7)	$ 4.4	$ 8.2
Dividends	$ 1.00	$ 0.80	$ 1.22
Employee stock benefit trust
Issuance of treasury shares		2,133,656	6,459,088
Share transferred to treasury from employee stock benefit trust	954,536	4,316,894	686,500
Treasury stock
Repurchase of common stock	316,757	2,683,243